Land use right	12 Months Ended
Dec. 31, 2023
Land Use Right [Abstract]
Land use right
12.
Land use right

Amortization expense were nil and US$ 3.2 million for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2023, land use right with net book value of US$ 167.2 million were pledged as collateral for the Company’s borrowings (Note 16).

	As of December 31,
	2022	2023
	(in US$ thousands)
Land use rights	$—	$170,402
Less: accumulated amortization	—	(3,156)
Land use rights, net	$—	$167,246